IFRSs not yet effective - carrying amount of the net assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in classification
Cash and cash equivalents	€ 10,193	€ 10,155
Other current assets	5,637	12,821
Property, plant and equipment	56,299	56,332	€ 56,299
Other non-current assets	3,393	2,236
Non-current assets	93,292	90,269
TOTAL ASSETS	142,606	152,130
Current financial liabilities	8,141	8,427
Other current liabilities	5,579	12,473
Non-current financial liabilities	25,924	23,441
Other non-current liabilities	4,096	3,234
Non-current liabilities	51,041	48,075
TOTAL LIABILITIES	€ 88,962	€ 96,900